Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

September 30, 2019

Shares		Value
Common Stocks – 94.1%
Aerospace & Defense – 3.8%
HEICO Corp	66,397	$6,461,092
L3Harris Technologies Inc	105,294	21,968,540
Teledyne Technologies Inc*	88,061	28,354,761
		56,784,393
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	135,999	9,027,614
Auto Components – 0.4%
Visteon Corp*	80,376	6,634,235
Banks – 0.4%
SVB Financial Group*	26,896	5,619,919
Biotechnology – 2.3%
Celgene Corp*	157,065	15,596,555
Neurocrine Biosciences Inc*	128,843	11,610,043
Sage Therapeutics Inc*	22,623	3,173,781
Sarepta Therapeutics Inc*	43,187	3,252,845
		33,633,224
Capital Markets – 4.8%
Cboe Global Markets Inc	84,590	9,720,237
LPL Financial Holdings Inc	319,066	26,131,505
MSCI Inc	43,052	9,374,573
TD Ameritrade Holding Corp	562,144	26,252,125
		71,478,440
Commercial Services & Supplies – 3.1%
Cimpress NV*	150,495	19,841,261
Edenred	251,829	12,083,730
Ritchie Bros Auctioneers Inc	377,759	15,072,584
		46,997,575
Consumer Finance – 0.5%
Synchrony Financial	233,256	7,951,697
Containers & Packaging – 1.3%
Sealed Air Corp	451,026	18,722,089
Diversified Consumer Services – 2.0%
frontdoor Inc*	181,704	8,825,363
ServiceMaster Global Holdings Inc*	363,409	20,314,563
		29,139,926
Electrical Equipment – 1.9%
Sensata Technologies Holding PLC*	581,594	29,114,596
Electronic Equipment, Instruments & Components – 5.5%
Belden Inc	154,853	8,259,859
Dolby Laboratories Inc	240,399	15,539,391
Flex Ltd*	1,103,036	11,543,272
National Instruments Corp	424,583	17,828,240
TE Connectivity Ltd	313,876	29,246,966
		82,417,728
Entertainment – 0.5%
Liberty Media Corp-Liberty Formula One*	184,442	7,670,943
Equity Real Estate Investment Trusts (REITs) – 3.7%
Crown Castle International Corp	207,128	28,792,863
Lamar Advertising Co	314,915	25,800,986
		54,593,849
Health Care Equipment & Supplies – 7.7%
Boston Scientific Corp*	733,376	29,841,069
Cooper Cos Inc	93,802	27,859,194
DENTSPLY SIRONA Inc	71,031	3,786,663
ICU Medical Inc*	55,143	8,800,823
STERIS PLC	163,461	23,618,480
Teleflex Inc	39,161	13,304,950
Varian Medical Systems Inc*	72,022	8,577,100
		115,788,279
Hotels, Restaurants & Leisure – 3.2%
Aramark	333,527	14,535,107
Dunkin' Brands Group Inc	245,287	19,465,976
Norwegian Cruise Line Holdings Ltd*	254,860	13,194,102
		47,195,185
Industrial Conglomerates – 1.2%
Carlisle Cos Inc	123,208	17,931,692
Information Technology Services – 11.6%
Amdocs Ltd	369,156	24,404,903

Shares		Value
Common Stocks – (continued)
Information Technology Services – (continued)
Broadridge Financial Solutions Inc	192,145	$23,908,602
Euronet Worldwide Inc*	45,657	6,679,619
Fidelity National Information Services Inc	188,370	25,008,001
Gartner Inc*	69,825	9,984,277
Global Payments Inc	202,588	32,211,492
GoDaddy Inc*	342,343	22,587,791
WEX Inc*	138,445	27,975,581
		172,760,266
Insurance – 5.5%
Aon PLC	163,736	31,694,378
Intact Financial Corp	252,478	25,413,616
WR Berkley Corp	357,570	25,827,281
		82,935,275
Internet & Direct Marketing Retail – 0.4%
Wayfair Inc*,#	49,392	5,537,831
Life Sciences Tools & Services – 4.9%
IQVIA Holdings Inc*	142,379	21,268,575
PerkinElmer Inc	286,676	24,416,195
PRA Health Sciences Inc*	96,352	9,561,009
Waters Corp*	82,234	18,357,096
		73,602,875
Machinery – 2.7%
Middleby Corp*	79,613	9,306,760
Rexnord Corp*	561,124	15,178,404
Wabtec Corp	230,728	16,580,114
		41,065,278
Media – 0.7%
Omnicom Group Inc	131,359	10,285,410
Oil, Gas & Consumable Fuels – 1.8%
Magellan Midstream Partners LP	405,068	26,843,856
Pharmaceuticals – 1.1%
Catalent Inc*	297,473	14,177,563
Elanco Animal Health Inc*	103,188	2,743,769
		16,921,332
Professional Services – 3.7%
CoStar Group Inc*	28,865	17,122,718
IHS Markit Ltd*	204,021	13,644,924
Verisk Analytics Inc	158,826	25,116,744
		55,884,386
Road & Rail – 0.8%
Old Dominion Freight Line Inc	71,430	12,140,957
Semiconductor & Semiconductor Equipment – 7.0%
KLA Corp	152,971	24,391,226
Lam Research Corp	91,546	21,157,196
Microchip Technology Inc#	324,634	30,161,745
ON Semiconductor Corp*	1,118,155	21,479,758
Xilinx Inc	79,866	7,659,149
		104,849,074
Software – 8.0%
Atlassian Corp PLC*	118,781	14,899,889
Constellation Software Inc/Canada	36,314	36,271,510
Intuit Inc	29,844	7,936,713
Nice Ltd (ADR)*	246,748	35,482,362
SS&C Technologies Holdings Inc	488,553	25,194,678
		119,785,152
Specialty Retail – 1.2%
CarMax Inc*	121,452	10,687,776
Williams-Sonoma Inc	107,286	7,293,302
		17,981,078
Textiles, Apparel & Luxury Goods – 1.2%
Gildan Activewear Inc	503,751	17,883,161
Trading Companies & Distributors – 0.6%
Ferguson PLC	124,438	9,092,646
Total Common Stocks (cost $802,050,120)		1,408,269,961
Investment Companies – 6.2%
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº,£	4,275,325	4,275,325

Shares		Value
Investment Companies – (continued)
Money Markets – 5.9%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£	88,453,374	$88,453,374
Total Investment Companies (cost $92,728,699)		92,728,699
Total Investments (total cost $894,778,819) – 100.3%		1,500,998,660
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(4,795,884)
Net Assets – 100%		$1,496,202,776

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,334,864,194	88.9%
Canada	94,640,871	6.3
Israel	35,482,362	2.4
Australia	14,899,889	1.0
France	12,083,730	0.8
Ireland	9,027,614	0.6

Total	$1,500,998,660	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 6.2%
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	$59,835∆	$-	$-	$4,275,325
Money Markets - 5.9%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	1,409,850	(1,099)	-	88,453,374
Total Affiliated Investments - 6.2%	$1,469,685	$(1,099)	$-	$92,728,699

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 6.2%
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	2,758,029	133,680,177	(132,162,881)	4,275,325
Money Markets - 5.9%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	63,166,325	134,700,251	(109,413,202)	88,453,374

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	10/24/19	(4,268,000)	$3,240,930	$17,731
Euro	10/24/19	(36,000)	40,099	790

				18,521
Citibank, National Association:
Canadian Dollar	10/24/19	(8,076,000)	6,123,464	24,457
Canadian Dollar	10/24/19	(911,000)	687,024	(965)
Euro	10/24/19	(5,845,000)	6,504,988	122,814

				146,306
Credit Suisse International:
Canadian Dollar	11/27/19	(9,379,000)	7,094,371	7,946
HSBC Securities (USA), Inc.:
Canadian Dollar	12/19/19	(9,499,000)	7,172,413	(8,080)
Euro	12/19/19	(6,123,800)	6,799,961	85,204

				77,124
JPMorgan Chase Bank, National Association:
Euro	10/24/19	(6,185,000)	6,887,474	134,053
Total				$383,950

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 38,628,244

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

#	Loaned security; a portion of the security is on loan at September 30, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,408,269,961	$-	$-
Investment Companies	-	92,728,699	-
Total Investments in Securities	$1,408,269,961	$92,728,699	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	392,995	-
Total Assets	$1,408,269,961	$93,121,694	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$9,045	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.